Annual Total Returns [BarChart] - iShares GNMA Bond ETF - iShares GNMA Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2013	(2.77%)
Annual Return 2014	5.99%
Annual Return 2015	0.98%
Annual Return 2016	1.33%
Annual Return 2017	1.71%
Annual Return 2018	0.68%
Annual Return 2019	5.77%
Annual Return 2020	3.55%